TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of trade and other accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,132,923	$ 1,185,792
Other accounts receivable	99,063	277,845
Total trade and other accounts receivable	1,231,986	1,463,637
Less: Expected credit loss	(55,937)	(64,778)
Total net trade and accounts receivable	1,176,049	1,398,859
Less: non-current portion – accounts receivable	(12,342)	(12,949)
Trade and other accounts receivable	$ 1,163,707	$ 1,385,910